Debts and lines of credit	12 Months Ended
Dec. 31, 2025
Line of Credit Facility [Abstract]
Debts and lines of credit
30.	Debts and lines of credit
As of December 31, 2025, the Group’s debts were classified into different types as follows:

	As of December 31,
	2024	2025
	(RMB in millions)
Short-term debts	7,581	8,014
Short-term debts (*)	3,902	4,817
Long-term debts due within one year (**)	3,679	3,197
Long-term debts (**)	31,705	41,675

Total	39,286	49,689

(*)	As of December 31, 2025, all short-term debts were unsecured, and the weighted average interest rate for the outstanding short-term debts was 1.7% per annum.
(**)	As of December 31, 2025, the major long-term debts were listed as below.
In December 2023, the Group
 entered into a RMB8,500 million term loan agreement with interest rate at
65
basis points below Loan Prime Rate (“LPR”) to refinance the loan and drew down RMB8,286 million, which was expected to be repaid through December 2028 in installments.
As of December 31, 2025, the Group had RMB
7,966
million long-term borrowings, among which RMB
249
million was repayable within one year.

In December

2021, the Group entered into a
five-year
US$
2,000
 million unsecured term and revolving loan facility with
5
lead arrangers. The term and revolving loans under this facility were priced at
85
basis points over London Interbank Offered Rate, which was amended to the secured overnight financing rate (“SOFR”) in September 2022. In the second quarter of 2022, the
Group
drew down US$
1,000

million under the facility commitment, which will be due in 2027 and was further extended to 2030 in January 2025. As of December 31, 2025, the Group had RMB
7,029

million long-term borrowings and the undrawn balance was US$
1,000

million under the credit facilities agreement. Subsequently in March 2026, all outstanding balance
s
of the borrowings was early repaid in
full.
In December
2022, the Group entered into a seven-year RMB3,000 million term loan facility agreement. The term loans under this facility were priced at
145
basis points below LPR. The Group drew down RMB2,000 million and RMB1,000 million under the facility commitment in December 2022 and December 2023, respectively. In 2025, the Group repaid borrowings of RMB180 million.
As of December 31, 2025, the Group had RMB
2,760
million long-term borrowings, among which RMB
180
million was repayable within one
year.
In 2025, the Group was granted approval by the China
Securities Regulatory Commission of issuing public offering corporate bonds to professional investors with an aggregate registered principal amount of up to RMB10,000 million. During the year ended December 31, 2025, RMB6,000 million was issued in three tranches under the program, with coupon rates ranging from 1.55% to 1.87%
per annum and tenors ranging from
1 to 5 years.
As of December 31, 2025, the Group had RMB
2,000
million short-term debts and RMB
4,000 million long-term debts,
respectively.
As
of December 31, 2025, in addition to the above unsecured long-term debts, RMB
19,933
million debts were recorded in
long-term
debts, including the portion due within one year, with
collateral
of RMB
38,138
million which mainly comprised construction in progress, buildings, land use rights and certain subsidiary’s equity interests measured at fair value.
As of December 31, 2025, the long-term debts, including the portion due within one year which were recorded in “short-term debts”, will be repaid according to the following schedule:

As of December 31, 2025
(RMB in millions)
2026	3,197
2027	1,302
2028	13,111
2029	2,320
2030	9,667
2031 and thereafter	15,275

44,872

As of December 31, 2025, the Group had agreements with reputable commercial banks for unsecured revolving lines of credit, and increased its revolving lines of credit to RMB303,950 million, which can be used for borrowings, bank acceptance, bank guarantee, etc., pursuant to the underlying agreements. The Group was in compliance with the financial covenants, if any, under those lines of credit as of December 31, 2025. As of December 31, 2025, under the lines of credit, the Group mainly had RMB243,097 million unused.